INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2:                      INVESTMENTS

INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT SEPTEMBER 30, 2011 AND DECEMBER 31, 2010.

	2011	2010
Trading securities:
Balance, beginning of year	$-	$-
Shares acquired from a related party	-	26,334
Cost of securities sold	-	(26,334)
Balance, end of period	$-	$-

Proceeds from sale of trading securities	$-	$32,917
Gain from sale of trading securities	$-	$6,583

	2011	2010
Available for sale securities:
Cost at beginning of year	$284,473	$167,286
Transfer from investments accounted for by the cost method	-	100,000
Contributed by the Company's CEO	125,331	-
Received as management fees	-	33,000
Acquired in exchange for DineOut shares	-	124,573
Impairment	(147,973)	-
Proceeds from sale of securities	-	(41,645)
Realized loss	-	(98,741)
Cost at end of period	261,831	284,473
Unrealized gain (loss)	(156,213)	68,027
Total	$105,618	$352,500

	2011	2010
Investments using the equity method:
Balance, beginning of year	$87,200	$82,500
Investments made	716,756	-
Equity in earnings (loss)	(9,256)	58,337
Sale of investment	-	(37,500)
Distributions received	(8,140)	(16,137)
Balance, end of period	$786,560	$87,200

	2011	2010
Investments at cost:
Balance, beginning of year	$766,598	$1,191,598
Impairment	-	(250,000)
Proceeds from sale of investment	-	(75,000)
Investment transferred to available-for-sale securities	-	(100,000)
Total	$766,598	$766,598

AVAILABLE-FOR-SALE SECURITIES

Our available-for-sale securities consist of the following:

		Realized	Unrecognized
		Holding	Holding	Fair
	Cost	Loss	Gains (Losses)	Value
September 30, 2011
Remodel Auction *	$900	$(900)	$-	$-
North American Energy	126,000	-	(98,000)	28,000
North American Energy *	10,500	-	(4,500)	6,000
North American Energy	125,331	-	(53,713)	71,618
Efftec International, Inc. *	22,500	(22,500)	-	-
Efftec International, Inc. (warrant) *	-	-	-	-
HiTech Stages	124,573	(124,573)	-	-
	$409,804	$(147,973)	$(156,213)	$105,618

December 31, 2010
Syzygy Entertainment, Ltd. *	$1,286	$(1,286)	$-	$-
Remodel Auction *	40,000	(39,100)	100	1,000
North American Energy	126,000	-	(98,000)	28,000
North American Energy *	10,500	-	(4,500)	6,000
Efftec International, Inc. *	22,500	-	22,500	45,000
Efftec International, Inc. (warrant) *	-	-	22,500	22,500
HiTech Stages	124,573	-	125,427	250,000
	$324,859	$(40,386)	$68,027	$352,500

* Investments acquired in exchange for management services.

HiTech Stages, Ltd. - HiTech Stages, Ltd. ("HiTech") is registered in the UK and is listed on the Frankfurt Stock Exchange (Symbol "JT2.F").  HiTech, in conjunction with a manufacturer, has developed a mobile event stage, including multimedia, which can be packed in three 20' x 8' x 8' containers.  The stage can be fully assembled in less than one hour and deployed and operational in ten minutes, including the set-up of all lighting, sound and video systems.  This is a revolutionary first in the event business and will rent for approximately one-half of the cost of conventional stage systems.  HiTech is in its initial funding stage and intends to raise up to $5.5 million to finance the manufacture of the first stage and build the distribution support services.

The Company acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut.  The transaction was initially recorded as an available-for-sale security at the average net sales price of DineOut shares of $124,573.  At December 31, 2010, HiTech closed on the Frankfurt Stock Exchange at €1.00 ($1.34).  Due to the start-up status of HiTech and limited trading volume, the Company valued its investment at $250,000 at December 31, 2010.  At September 30, 2011, the value of HiTech had dropped to near zero and the Company determined that its investment was permanently impaired.  Accordingly, the Company fully impaired its investment in HiTech.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade.  The Company initially classified the NAEY as a trading security when it was acquired based on the Company's intent to begin selling the shares before the end of 2009.  In November 2009 the Company decided that it would not sell the stock in the near term and determined that the investment should be reclassified as an available-for-sale security and classified as non-current, due to uncertainties about when it would be sold.  At the time of the decision to reclassify the investment as available-for-sale, the trading price and value were approximately equal to the cost.  Accordingly, upon the transfer at fair value, the shares were transferred at $126,000, the original cost to the Company.  At December 31, 2010, the stock had declined to $0.04 per share and the Company recorded an unrealized loss of $98,000, based on the Company's determination that the price decline was temporary.  At September 30, 2011, the Company valued the stock at $0.04 with an unrealized loss of $98,000.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services.  The shares were initially valued at $10,500, based on the trading price at the time.  At December 31, 2010, the Company recorded an unrealized loss of $4,500 based on the market value of $6,000.  At September 30, 2011, the Company recorded an unrealized loss of $4,500 based on a market value of $6,000.

During June 2011, the Company's CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time.  At June 30, 2011, the Company recorded an unrealized loss of $53,713 based on a market value of $71,618.  Mr. Pruitt did not receive additional compensation as a result of this transfer.

NAEY appointed a new management team in December 2010.  On October 31, 2011, NAEY announced it had agreed to purchase a number of onshore and offshore oil and gas fields from a private seller for $175 Million in cash, subject to certain purchase price adjustments at closing.  The acquisition is subject to due diligence, financing and other customary closing conditions.  Accordingly, the Company determined that the decline was temporary.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc.  The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided.  The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction.  At December 31, 2010, the shares were valued at $0.30 per share and the $22,500 increase in value plus the value of the option of $22,500 was included in accumulated other comprehensive income (loss).  At September 30, 2011 and immediately after, the value of the EffTec stock dropped to near zero.  The Company determined the reduction was other than temporary and impaired its investment to zero.

EffTec has developed a powerful, easy to use, Internet-based chiller tool called EffTrack™ that:

•      Collects, stores and analyzes chiller operating data,
•      Calculates and trends chiller performance,
•      Diagnoses the cause of chiller inefficiencies,
•      Notifies plant contacts when problems occur,
•      Recommends corrective actions,
•      Measures the results of corrective actions and
•      Provides cost analysis of operational improvements.

Chillers are the single largest energy-using component in most industrial or commercial type facilities using water-cooled chillers for comfort or process cooling and can consume up to 50% of the facility’s electrical usage.  There is a vast array of operational and mechanical problems that occur causing a chiller to lose performance.  Even small inefficiencies can result in thousands of dollars in energy waste.

Remodel Auction Incorporated - Remodel Auction Incorporated was formed to launch and operate an online listing service for remodeling projects.  The Company received 167 shares of Remodel Auction common stock in exchange for providing management services for one year, effective January 1, 2009.  We valued our initial investment of 167 shares at 50% of the price Remodel was receiving from third parties for its stock, $125,000.  Remodel Auction began trading under the symbol REMD on August 10, 2009, and the Company received an additional 167 shares of Remodel common stock pursuant to its management agreement.  We recorded the additional 167 shares at the trading price of the stock on that date of $900 per share and recognized $150,000 in management income.  Remodel Auction began trading on the Pink Sheets, and the market price was readily determinable.  Therefore, the Company transferred this investment from investments accounted for by the cost method to available-for-sale securities.  The market value of Remodel Auction was approximately the same as the original cost at the time of the transfer.  Accordingly, the transfer was recorded at the original cost.  At December 31, 2009, the common stock had declined to $120 per share and the Company determined that the loss was other-than temporary and recorded a loss of $235,000 on its investment in Remodel Auction common stock.  During 2010, the Company recognized an additional impairment of $39,100.  At December 31, 2010, the Company valued its investment at $1,000 and recorded an unrealized gain of $100.  At September 30, 2011, the Company valued its investment at $0 and recorded an impairment loss for the remaining balance of $900.

Syzygy Entertainment, Ltd. - During 2007, the Company acquired 342,814 shares of Syzygy in exchange for a management services contract which covered a one-year period commencing April 1, 2007.  The shares were valued at $1.50 per share, a discount to the listed price at that time.  Also during 2007, Mr. Pruitt contributed 300,000 shares of Syzygy Entertainment, Ltd. to the Company, which was valued by the investment committee at $600,000 on the dates contributed.  Mr. Pruitt did not receive additional compensation as a result of the transfers.

As a result of the above transactions, the Company owns 642,814 shares of Syzygy with an original cost of $1,114,221 and a fair value as of September 30, 2011 and December 31, 2010 of $0.  The Company considers this decline in value to be other than temporary and has recognized an impairment loss for the full amount of the investment.

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

In the third quarter of 2011, the Company determined it would increase the direction of its business on the ownership and operation of Hooters franchises.  In this regard, the Company has made the following investments and is initially directing its efforts in the countries discussed below.

Equity investments consist of the following at September 30, 2011 and December 31, 2010:

	2011	2010
Carrying value:
South Africa	$536,560	$87,200
Australia	250,000	-
	$786,560	$87,200

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner ("GP") interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa.  During September 2011, the Company purchased the remaining 50% GP interest and now owns 100% of the GP interest.  The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010.  The second location opened in Johannesburg in June 2010 and a third location opened in Cape Town in June of 2011.  The Company owns the following interest before the acquisition and after the acquisition as of September 30, 2011.  After the LPs receive their investment back plus a 20% return, the LP interest will reduce to 20% and the GP interest will increase to 80% in each of these three restaurants.  After completing the acquisition and effective October 1, 2011, the Company formed a management company to operate the current South African Hooters locations.  We own 80% of the management company and key management company personnel own the remaining 20%.

	Before Acquisition			After Acquisition
	GP	LP	Total	GP	LP	Total

Durban	10.00%	1.17%	11.17%	20.00%	1.17%	21.17%

Johannesburg	10.00%	8.32%	18.32%	20.00%	24.70%	44.70%

Cape town	10.00%	15.85%	25.85%	20.00%	32.73%	52.73%

Activity from equity investments in South Africa during the nine months ended September 30, 2011 and 2010 (the restaurant in Australia is not scheduled to open until January 2012):
	2011	2010
Equity in earnings (loss):
Durban	(4,901)	21,023
Johannesburg	(9,933)	21,827
Cape Town	5,578	-
	$(9,256)	$42,850
Distributions:
Durban	6,248	11,834
Johannesburg	1,892	-
Cape Town	-	-
	$8,140	$11,834

The summarized financial data for our three restaurants in South Africa is as follows for the nine months ended September 30, 2011 and 2010.

	2011	2010

Revenues	$3,364,265	$2,696,902
Gross profit	2,122,073	1,715,081
Income from continuing operations	125,730	269,519
Net income	125,730	269,519

•
Chanticleer Holdings Australia Pty, Ltd ("CHA") - We are partnering with the current Hooters franchisee in Australia in a joint venture.  The first Hooters restaurant under this joint venture (which will be the third Hooters restaurant to be opened in Australia) is expected to open in January 2012 in Campbelltown, a suburb of Sydney and we will own a 49% interest.  We are in discussions to purchase from the same franchisee a partial interest in the first two existing Hooters locations in the Sydney area.  We have invested $250,000 as of September 30, 2011.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

Investments at cost consist of the following at September 30, 2011 and December 31, 2010.

	2011	2010

Chanticleer Investors, LLC	$500,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	16,598	16,598
	$766,598	$766,598

Chanticleer Investors LLC - On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000.  Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock.  The original note included interest at 6% and was due May 24, 2009.  The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000.  Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly).  Under the extended note and revised operating agreement, the Company received a management fee of $6,625 quarterly and interest income of $11,500 quarterly.  In December 2010, the Company sold an additional $75,000 of its investment at cost.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of Hooters of America, Inc. ("HOA") and Texas Wings, Inc. ("TW").  Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

The Company received $400,000 in January 2011 for services provided in completion of the purchase of HOA and TW by HOA LLC.  The Company has a consulting agreement with HOA LLC and is scheduled to receive $100,000 in January of each year for director and other services provided by Mr. Pruitt.  We have accrued eight months of the consulting fee in the amount of $66,667 at September 30, 2011.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing.  Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share).  One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and now carries its ownership in HOA LLC directly.  The Company now owns approximately 14% of Investors LLC.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000.  We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC).  Edison Nation was formed to provide equity capital for new inventions and help bring them to market.  The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products.  This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties.  Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business.  Edison Nation has repaid the majority of its debt and expects to begin making distributions to its owners during 2011.  Based on the current status of this investment, the Company does not consider the investment to be impaired.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership.  Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits.

3.	INVESTMENTS

INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2010 AND 2009.

	2010	2009
Trading securities:
Balance, beginning of year	$-	$-
Shares acquired from a related party	26,334	31,500
Exchange oil and gas property	-	126,000
Transfer to available-for-sale securities	-	(126,000)
Cost of securities sold	(26,334)	(31,500)
Balance, end of year	$-	$-

Proceeds from sale of trading securities	$32,917	$40,197
Gain from sale of trading securities	$6,583	$8,697

	2010	2009
Available for sale securities:
Cost at beginning of year	$83,286	$108,545
Transfer from trading securities	-	126,000
Transfer from investments accounted for by the cost method	100,000	275,000
Received as management fees	33,000	-
Acquired in exchange for DineOut shares	124,573	-
Proceeds from sale of securities	(41,645)	-
Realized loss	(98,741)	(342,259)
Cost at end of year	200,473	167,286
Unrealized gain (loss)	152,027	(84,000)
Total	$352,500	$83,286

	2010	2009
Investments using the equity method:
Balance, beginning of year	$82,500	$1,241,371
Equity in earnings (loss)	58,337	23,000
General partnership formed	-	82,500
Sale of investment	(37,500)	(575,000)
Transfer to investments at cost	-	(575,000)
Asset impairment	-	(50,000)
Distributions received	(16,137)	(64,371)
Balance, end of year	$87,200	$82,500

	2010	2009
Investments at cost:
Balance, beginning of year	$1,191,598	$442,598
Impairment	(250,000)	-
Distributions	-	-
Proceeds from sale of investment	(75,000)
Exchange for marketable equity securities	-	(76,000)
Investment transferred from equity investments	-	575,000
Investment transferred to available-for-sale securities	(100,000)	(275,000)
Investments acquired pursuant to management agreements	-	525,000
Total	$766,598	$1,191,598

AVAILABLE-FOR-SALE SECURITIES

Our available-for-sale securities consist of the following:

		Realized	Unrecognized
		Holding	Holding	Fair
	Cost	Loss	Gains (Losses)	Value
December 31, 2010
Special Projects Group *	$-	$-	$-	$-
Syzygy Entertainment, Ltd. *	1,286	(1,286)	-	-
Remodel Auction *	40,000	(39,100)	100	1,000
North American Energy	126,000	-	(98,000)	28,000
North American Energy *	10,500	-	(4,500)	6,000
Efftec International, Inc. *	22,500	-	22,500	45,000
Efftec International, Inc. (warrant) *	-	-	22,500	22,500
HiTech Stages	124,573	-	125,427	250,000
	$324,859	$(40,386)	$68,027	$352,500

December 31, 2009
Special Projects Group *	$31,407	$(31,407)	$-	$-
Syzygy Entertainment, Ltd. *	77,138	(75,852)	-	1,286
Remodel Auction *	275,000	(235,000)	-	40,000
North American Energy	126,000	-	(84,000)	42,000
	$509,545	$(342,259)	$(84,000)	$83,286

* Investments acquired in exchange for management services.

Special Projects Group - The transaction in which Special Projects Group was involved to acquire an operating company was cancelled and Special Projects became a shell company.  During 2009, Special Projects was dropped from the Pink Sheets and the Company determined it was an other than temporary impairment and wrote off its remaining investment in 2009.

Syzygy Entertainment, Ltd. - During 2007, the Company acquired 342,814 shares of Syzygy in exchange for a management services contract which covered a one-year period commencing April 1, 2007.  The shares were valued at $1.50 per share, a discount to the listed price at that time.  Also during 2007, Mr. Pruitt contributed 300,000 shares of Syzygy Entertainment, Ltd. to the Company, which was valued by the investment committee at $600,000 on the dates contributed.  Mr. Pruitt did not receive additional compensation as a result of the transfers.

As a result of the above transactions, the Company owns 642,814 shares of Syzygy with a cost of $1,114,221 and a fair value as of December 31, 2010 of $0.  The Company considers this decline in value to be other than temporary and has recognized an impairment loss of $75,852 in 2009 and $1,286 in 2010.

Remodel Auction Incorporated - Remodel Auction Incorporated was formed to launch and operate an online listing service for remodeling projects.  The Company received 167 shares of Remodel Auction common stock in exchange for providing management services for one year, effective January 1, 2009.  We valued our initial investment of 167 shares at 50% of the price Remodel was receiving from third parties for its stock, $125,000.  Remodel Auction began trading under the symbol REMD on August 10, 2009, and the Company received an additional 167 shares of Remodel common stock pursuant to its management agreement.  We recorded the additional 167 shares at the trading price of the stock on that date of $900 per share and recognized $150,000 in management income.  Remodel Auction began trading on the Pink Sheets, and the market price was readily determinable.  Therefore, the Company transferred this investment from investments accounted for by the cost method to available-for-sale securities.  The market value of Remodel Auction was approximately the same as the original cost at the time of the transfer.  Accordingly, the transfer was recorded at the original cost.  At December 31, 2009, the common stock had declined to $120 per share and the Company determined that the loss was other-than temporary and recorded a loss of $235,000 on its investment in Remodel Auction common stock.  During 2010, the Company recognized an additional impairment of $39,100.  At December 31, 2010, the Company valued its investment at $1,000 and recorded an unrealized gain of $100.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade.  The Company initially classified the NAEY as a trading security when it was acquired based on the Company's intent to begin selling the shares before the end of 2009.  In November 2009 the Company decided that it would not sell the stock in the near term and determined that the investment should be reclassified as an available-for-sale security and classified as non-current, due to uncertainties about when it would be sold.  At the time of the decision to reclassify the investment as available-for-sale, the trading price and value were approximately equal to the cost.  Accordingly, upon the transfer at fair value, the shares were transferred at $126,000, the original cost to the Company.  At December 31, 2010 and 2009, the stock had declined to $0.04 and $0.06 per share and the Company recorded an unrealized loss of $98,000 and $84,000, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services.  The shares were initially valued at $10,500, based on the trading price at the time.  At December 31, 2010, the Company recorded an unrealized loss of $4,500 based on the market value of $6,000.

NAEY appointed a new management team in December 2010 and appears to have an opportunity for the stock price to recover.  Accordingly, the Company determined that the decline was temporary.

Vought Defense Systems Corp. - On May 31, 2006, we acquired debt owed by Atlas Defense Systems, Inc. ("ADS") and formerly Vought Defense Systems Corp. ("VDSC") (formerly, Lifestyle Innovations, Inc.) with a face value of $1,177,395 for $100,000 in cash.  Lifestyle has traded under the symbol LFSI and has only had a deminimus amount of income from a royalty during the last three years.  LFSI is not currently a reporting company.  The debt was converted into a note with interest at 12% on July 1, 2008.  We owned approximately 28% of the debt of LFSI at December 31, 2009.  LFSI was valued at approximately $400,000 as a shell, ($100,000 for the Company's interest) based on estimates provided by an attorney knowledgeable in the area.

On February 16, 2010, a majority of the shareholders of LFSI approved a name change to Vought Defense Systems Corp. and a 1 for 545 reverse stock split of the issued shares of common stock.  On February 17, 2010, VDSC acquired 100% of RedTide Defense Group, Inc. ("RedTide") which has created a solution to a growing worldwide demand for the manufacturing of Unmanned Aerial Vehicles ("UAVs").  RedTide owns and operates www.redtidedefense.com.  The Company's debt was converted into 449,959 shares of VDSC common stock.  The Company sold all of its shares for total proceeds of $41,645 and recorded a loss of $58,355 during the last three quarters of 2010.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc.  The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided.  The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction.  At December 31, 2010, the shares were valued at $0.30 per share and the $22,500 increase in value plus the value of the option of $22,500 was included in accumulated other comprehensive income (loss).

EffTec has developed a powerful, easy to use, Internet-based chiller tool called EffTrack™ that:

•	Collects, stores and analyzes chiller operating data,

•	Calculates and trends chiller performance,
•	Diagnoses the cause of chiller inefficiencies,
•	Notifies plant contacts when problems occur,
•	Recommends corrective actions,
•	Measures the results of corrective actions and
•	Provides cost analysis of operational improvements.

Chillers are the single largest energy-using component in most industrial or commercial type facilities using water-cooled chillers for comfort or process cooling and can consume up to 50% of the facility’s electrical usage.  There is a vast array of operational and mechanical problems that occur causing a chiller to lose performance.  Even small inefficiencies can result in thousands of dollars in energy waste.

HiTech Stages, Ltd. - HiTech Stages, Ltd. ("HiTech") is registered in the UK and is listed on the Frankfurt Stock Exchange (Symbol "JT2.F").  HiTech, in conjunction with a manufacturer, has developed a mobile event stage, including multimedia, which can be packed in three 20' x 8' x 8' containers.  The stage can be fully assembled in less than one hour and deployed and operational in ten minutes, including the set-up of all lighting, sound and video systems.  This is a revolutionary first in the event business and will rent for approximately one-half of the cost of conventional stage systems.  HiTech is in its initial funding stage and intends to raise up to $5.5 million to finance the manufacture of the first stage and build the distribution support services.

The Company acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut.  The transaction was initially recorded as an available-for-sale security at the average net sales price of DineOut shares of $124,573.  At December 31, 2010, HiTech closed on the Frankfurt Stock Exchange at €1.00 ($1.34).  Due to the start-up status of HiTech and limited trading volume, the Company valued its investment at $250,000 at December 31, 2010.

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Equity investments consist of the following at December 31, 2010 and December 31, 2009:

	2010	2009
Carrying value:
Chanticleer & Shaw Foods Pty. Ltd. (50%)	$87,200	$82,500
	$87,200	$82,500

Activity from equity investments during the year ended December, 2010 and 2009 follows:

	2010	2009
Equity in earnings (loss):
Chanticleer Investors, LLC	N/A	$23,000
Hoot S.A. I, LLC (20%)	27,448	N/A
Hoot S.A. II, LLC (20%)	30,889	N/A
	$58,337	$23,000
Distributions:
Chanticleer Investors, LLC	N/A	$23,000
Hoot S.A. I, LLC (20%)	16,137	N/A
Hoot S.A. II, LLC (20%)	-	N/A
Investment liquidation	-	41,371
	$16,137	$64,371

The summarized financial data for the Hoot SA limited partnerships of which we owned 20% in 2010 and Chanticleer Investors LLC, of which we owned 23% until May 2009, follows:

	2010	2009
		(6 months)

Revenue	$3,942,663	$150,000
Gross profit	2,717,191	150,000
Income from continuing operations	545,432	99,940
Net income	545,432	99,940

The summarized balance sheet of the Hoot SA limited partnerships as of December 31, 2010 is as follows:

2010
ASSETS
Current assets	$101,900
Non-current assets	$1,604,500
TOTAL ASSETS	$1,706,400
LIABILITIES
Current liabilities	$172,700
PARTNER'S EQUITY	$1,533,700
TOTAL LIABILITIES AND PARTNERS' EQUITY	$1,706,400

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa.  The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010.  In the initial restaurant CHL has a 10% interest in restaurant cash flows until the limited partners receive payout and a 40% interest in restaurant cash flows after limited partner payout.  The second location opened in Johannesburg in June 2010 and a third location is planned to open in Cape Town in the spring of 2011.

Chanticleer Investors LLC - the Company reduced its interest in Investors LLC during 2009 and transferred the remaining investment to investments accounted for under the cost method at that time.  The Company recorded $23,000 in earnings from equity investments and received a distribution of $23,000 before it sold 1/2 of its interest for the book value of $575,000.  See Investments accounted for under the cost method below for additional details.

First Choice Mortgage - this partnership discontinued operations at the end of 2008 and a final distribution of $41,371 was received in 2009.

Confluence Partners - the Company formed a partnership in which it owned 50% and its partner owned 50%.  Each partner contributed $50,000 and the resulting $100,000 was invested with a group that raises funds for a SPAC.  The SPAC was delayed due to the current market conditions and the Company elected to fully impair its investment at December 31, 2009 due to these uncertainties.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

Investments at cost consist of the following at December 31, 2010 and 2009:

	2010	2009

Chanticleer Investors, LLC	$500,000	$575,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
BreezePlay, Inc.	-	250,000
Lifestyle Innovations, Inc.	-	100,000
Chanticleer Investors II	16,598	16,598
	$766,598	$1,191,598

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%.  Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method.  In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000.  Investors LLC’s principal asset is a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock.  The original note included interest at 6% and was due May 24, 2009.  The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000.  Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly).  Under the extended note and revised operating agreement, the Company receives a management fee of $6,625 quarterly and interest income of $11,500 quarterly.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of Hooters of America, Inc. ("HOA") and Texas Wings, Inc. ("TW").  Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing.  Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share).  One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly.  The Company now owns approximately 14% of Investors LLC.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000.  We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC).  Edison Nation was formed to provide equity capital for new inventions and help bring them to market.  The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products.  This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties.  Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business.  Edison Nation has repaid the majority of its debt and expects to begin making distributions to its owners during 2011.  Based on the current status of this investment, the Company does not consider the investment to be impaired.

BreezePlay, Inc. - BreezePlay™ LLC (“BreezePlay”), headquartered in Charlotte, NC, was an energy solutions provider serving the needs of residents and utilities via partnership programs with major utilities. BreezePlay offered a proprietary monitoring system called EnviroScape™, which was the only residential consumer energy management product on the market that monitors residential energy consumption 24/7 to provide actual usage and rate data, and that enables customers the ability to automatically adjust systems to effect consumption and automate savings.  We valued the 250,000 shares we received in BreezePlay at $250,000, the price at which BreezePlay was selling its common stock to unrelated parties.  We received the shares in exchange for management services which were provided from February 1, 2009 through January 31, 2010.  We recognized eleven months of income in 2009 and recognized the remaining balance in 2010.  BreezePlay was unable to complete its funding to establish its business plan and based on the Company's analysis determined to fully impair its investment at December 31, 2010.

Vought Defense Systems Corp. - On May 31, 2006, we acquired debt owed by Vought Defense Systems Corp. ("VDSC") (formerly, Lifestyle Innovations, Inc.) with a face value of $1,177,395 for $100,000 in cash.  Lifestyle has traded under the symbol LFSI and has only had a deminimus amount of income from a royalty during the last three years.  LFSI is not currently a reporting company.  The debt was converted into a note with interest at 12% on July 1, 2008.  We owned approximately 28% of the debt of LFSI at December 31, 2009.  LFSI was valued at approximately $400,000 as a shell, ($100,000 for the Company's interest) based on estimates provided by an attorney knowledgeable in the area.

On February 16, 2010, a majority of the shareholders of LFSI approved a name change to Vought Defense Systems Corp. and a 1 for 545 reverse stock split of the issued shares of common stock.  The Company's debt was converted into 449,959 shares of VDSC common stock in March 2010.  In March 2010, the stock was transferred to available-for-sale securities and by the end of 2010, the Company had sold all of its shares for proceeds of $41,645 and recognized a loss of $58,355.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership.  Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits.